UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

California Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 77.5%
Corporate — 1.3%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 1/01/34	$4,000	$4,450,040
County/City/Special District/School District — 23.5%
Campbell Union High School District, GO, Election of 2006, Series C, 5.75%, 8/01/20 (a)	4,000	4,690,240
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,008,440
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E, 6.00%, 9/01/19 (a)	2,660	3,029,235
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,822,875
6.50%, 5/01/42	1,860	2,226,178
Corona-Norco Unified School District, GO, Refunding, Series A, 4.00%, 8/01/39	500	543,300
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	5,000	5,964,200
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,440	2,926,609
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/18 (a)	16,000	17,075,360
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	6,588,670
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/20 (a)	7,485	8,636,343
Oak Grove School District, GO, Election of 2008, Series A:
5.50%, 8/01/19 (a)	1,120	1,258,029
5.50%, 8/01/33	880	983,400
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/21 (a)	7,135	8,494,217

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/19 (a)	$6,035	$6,839,767
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/38	5,000	6,096,600
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 8/01/39	2,500	3,041,025

		82,224,488
Education — 5.4%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,887,100
San Francisco University, 6.13%, 10/01/36	1,745	2,121,501
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,269,475
California School Finance Authority, RB:
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.00%, 7/01/33	1,500	1,761,090
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.30%, 7/01/43	3,000	3,566,100
Value Schools, 6.65%, 7/01/33	595	683,167
Value Schools, 6.90%, 7/01/43	1,330	1,543,359
University of California, RB, Series O, 5.75%, 5/15/19 (a)	2,805	3,141,011

		18,972,803
Health — 13.1%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	9,700	11,034,429
Sutter Health, Series B, 6.00%, 8/15/42	7,530	8,785,477

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	$10,000	$11,177,300
California Statewide Communities Development Authority, RB, Series A:
Loma Linda University Medical Center, 5.25%, 12/01/56 (b)	3,000	3,346,830
Sutter Health, 6.00%, 8/15/42	8,110	9,475,237
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/38	1,625	1,946,214

		45,765,487
Housing — 1.0%
County of Santa Clara California Housing Authority, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 8/01/41	3,500	3,503,780
State — 6.3%
State of California, GO, Various Purposes, 6.00%, 4/01/38	2,000	2,231,040
State of California Public Works Board, LRB:
Department of Developmental Services, Poterville, Series C, 6.25%, 4/01/19 (a)	1,610	1,814,406
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,284,300
Various Capital Projects, Series I, 5.50%, 11/01/33	1,510	1,837,111
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19 (a)	4,400	5,101,008

		22,267,865
Tobacco — 3.6%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed:
Senior, Series A-1, 5.75%, 6/01/47	5,000	4,922,600
Series A, 5.00%, 6/01/40	5,000	5,784,450

Municipal Bonds	Par (000)	Value
California (continued)
Tobacco (continued)
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed (continued):
Series A-1, 5.13%, 6/01/47	$2,000	$1,924,100

		12,631,150
Transportation — 7.2%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	5,215	5,846,693
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	1,440	1,664,064
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	3,605	3,966,185
City of San Jose California, RB, Series A-1, AMT (AGM):
5.50%, 3/01/30	1,000	1,153,710
5.75%, 3/01/34	1,000	1,170,010
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,661,982
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,237,390
Senior Series B, 5.75%, 7/01/39	900	967,356
San Francisco Port Commission California, RB, Series A, 5.13%, 3/01/40	5,075	5,625,739

		25,293,129
Utilities — 16.1%
City of Los Angeles California Department of Water & Power, Refunding RB, Series A:
5.25%, 7/01/39	4,000	4,640,480
5.00%, 7/01/46	2,000	2,378,420
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	2,645	3,149,216
County of Los Angeles Sanitation Districts Financing Authority, Refunding RB, Series A, 4.00%, 10/01/42 (c)	8,215	8,796,211

2	BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 8/01/41	$2,420	$2,851,002
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/18 (a)	6,000	6,414,240
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	20,000	20,567,400
Oceanside Public Financing Authority, Refunding RB, Series A:
5.25%, 5/01/30	1,245	1,508,218
5.25%, 5/01/33	2,810	3,373,546
San Francisco City & County California Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/19 (a)	2,480	2,782,882

		56,461,615
Total Municipal Bonds — 77.5%		271,570,357

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
California — 96.6%
County/City/Special District/School District — 40.1%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	11,000	12,891,890
Chabot-Las Positas Community College District, GO, Refunding, 4.00%, 8/01/37	3,410	3,684,300
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/39	9,870	10,812,388
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series A:
5.00%, 12/01/39	17,850	20,869,684
5.00%, 12/01/44	14,095	16,401,473
Los Angeles Community College District California, GO, Election of 2008 (a):
Election of 2001, Series E-1, 5.00%, 8/01/18	14,850	15,917,121

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Los Angeles Community College District California, GO, Election of 2008 (a) (continued):
Series C, 5.25%, 8/01/20 (e)	$9,682	$11,170,686
Los Angeles Community College District California, GO, Refunding, Series A, 6.00%, 8/01/19 (a)	3,828	4,348,586
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,875,798
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (a)	7,732	8,633,003
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 8/01/38	15,520	17,867,710

		140,472,639
Education — 22.6%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (a)(e)	13,845	15,006,180
California State University, Refunding RB, Systemwide, Series A, 4.00%, 11/01/35	12,250	13,500,970
University of California, RB, Series AM, 5.25%, 5/15/44	11,950	14,258,501
University of California, Refunding RB:
5.00%, 5/15/38	4,000	4,802,600
Series A, 5.00%, 11/01/43	5,001	5,998,173
Series I, 5.00%, 5/15/40	21,875	25,798,183

		79,364,607
Health — 12.3%
California Statewide Communities Development Authority, Refunding RB, Cottage Health System Obligation, 5.00%, 11/01/43	26,870	31,101,488

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
Health (continued)
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 5/15/47	$10,280	$12,140,474

		43,241,962
State — 7.8%
State of California, GO, Refunding, Various Purposes:
4.00%, 9/01/34	13,790	15,104,463
5.00%, 9/01/35	10,115	12,111,977

		27,216,440
Transportation — 7.9%
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, AMT, 5.00%, 5/01/46	8,000	9,136,400
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 5/15/45	10,045	11,515,762
County of San Diego Regional Transportation Commission, Refunding RB, Series A, 5.00%, 4/01/48	5,750	6,874,758

		27,526,920
Utilities — 5.9%
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,098	15,490,282

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
Utilities (continued)
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/18 (a)	$4,748	$5,075,874

		20,566,156
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 96.6%		338,388,724
Total Investments (Cost — $570,760,578*) — 174.1%		609,959,081
Liabilities in Excess of Other Assets — (0.5)%		(1,663,701)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (43.4)%		(152,195,757)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.2)%		(105,683,225)

Net Assets Applicable to Common Shares — 100.0%		$350,416,398

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$419,307,952

Gross unrealized appreciation	$40,846,340
Gross unrealized depreciation	(2,073,752)

Net unrealized appreciation	$38,772,588

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 to August 1, 2018, is $14,709,726.

4	BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

•

During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, MuniCash, Institutional Class	418,955	(418,955)	—	—	$1,125	$88

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(24)	10-Year U.S. Treasury Note	December 2016	$3,111,000	$38,451
(33)	Long U.S. Treasury Bond	December 2016	$5,369,719	259,765
Total				$298,216

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2016	5

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$609,959,081	—	$609,959,081

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$298,216	—	—	$298,216
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$156,500	—	—	$156,500
Liabilities:
Bank overdraft	—	$(26,768)	—	(26,768)
TOB Trust Certificates	—	(151,878,541)	—	(151,878,541)
VRDP Shares at Liquidation Value	—	(105,900,000)	—	(105,900,000)

Total	$156,500	$(257,805,309)	—	$(257,648,809)

During the period ended October 31, 2016, there were no transfers between levels.

6	BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniYield California Fund, Inc.

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniYield California Fund, Inc.

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield California Fund, Inc.

Date: December 20, 2016